Contract Liabilities - Summary of Contract Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of contract liabilities [line items]
Contract liabilities	¥ 63,849	¥ 54,388
Third parties [member]
Disclosure of contract liabilities [line items]
Contract liabilities	63,629	54,225
China Telecom Group [member]
Disclosure of contract liabilities [line items]
Contract liabilities	217	162
China Tower [member]
Disclosure of contract liabilities [line items]
Contract liabilities	¥ 3	¥ 1